CASH AND RESTRICTED CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND RESTRICTED CASH EQUIVALENTS
Cash And Restricted Cash Equivalents

9. CASH AND RESTRICTED CASH EQUIVALENTS

Cash and restricted cash equivalents of the Company are comprised of bank balances and a guaranteed investment certificate which can be readily converted into cash without significant restrictions, changes in value or penalties.

	December 31, 2021	December 31, 2020	December 31, 2019
Cash	$579,508	$7,608,149	$3,017,704
Restricted cash equivalents	34,500	34,500	34,500
	614,008	7,642,649	3,052,204

Restricted Cash Equivalents

As at December 31, 2021, a guaranteed investment certificate of $34,500 (2020 - $34,500, 2019 – $34,500) has been pledged as collateral for the Company’s credit card.